Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,554,584)	$ (6,124,885)	$ (38,165,870)	$ (10,997,929)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	210,338	210,361	841,444	43,871
Stock-based compensation	210,966	716,432	1,905,948	865,112
Stock-based compensation - restricted common stock				33,332
Interest and accretion on convertible notes and notes payable	1,697,701	299,544	2,789,255	126,024
Issuance of warrants for services		568,679	1,850,533	368,287
Impairment of intangible assets			24,350,000
Change in fair value of contingent liabilities	(1,276,000)	1,830,000	(1,606,000)	1,387,000
(Gain) loss on debt extinguishment			(338,181)	663,522
Other income			(3,000)
Shares issued for a legal settlement	153,600
Change in operating assets and liabilities:
Accounts and other receivables	(10,284)	20,501	(53,154)	36,298
Prepaid expenses	(133,469)	(212,744)	(868,592)	(184,112)
Inventory	39,039	6,818	(193,213)	33,987
Accounts payable and accrued expenses	453,521	(767,187)	(228,684)	968,788
Due to related parties	89,016	(861,263)	(1,132,634)	868,725
Net cash used in operating activities	(1,120,156)	(4,313,744)	(10,852,148)	(5,787,095)
Cash flows from financing activities:
Proceeds from financing, net of issuance cost		3,411,372	6,500,743	6,692,765
Proceeds from exercise of warrants		3,000	3,000
Proceeds from promissory notes, net of repayments	939,096		786,931	263,907
Net cash provided by financing activities	939,096	3,414,372	7,290,674	6,956,672
Net change in cash	(181,060)	(899,372)	(3,561,474)	1,169,577
Cash at beginning of year	510,865	4,072,339	4,072,339	2,902,762
Cash at end of year	329,805	3,172,967	510,865	4,072,339
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Derivative liabilities and debt discount issued in connection with convertible notes		1,336,218	2,338,379	2,485,346
Warrants and debt discount issued in connection with convertible notes		2,401,237	4,341,042	5,125,534
Settlement of notes payable with convertible notes		$ 326,083	278,678
Warrants repurchased and retired			200,000
Contingent liabilities				9,926,000
Issuance of common stock in connection with business combination				7,774,000
Notes payable assumed in connection with business combination				$ 468,137